Segment Information - Summary Of Long-lived Assets By Geographic Areas (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 1,927.3	$ 2,023.9
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	1,736.5	1,859.7
Other foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 190.8	$ 164.2

[1]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.